Recurring Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	Sep. 30, 2021	Jan. 13, 2021
Stockholders’ Equity:
Representative Shares		$ 2,024,463
Total		2,024,463
Assets:
U.S. Mutual Fund held in Trust Account	$ 133,007,230
Total	133,007,230
Liabilities:
Warrant Liability	161,359
Total	161,359
Significant Other Observable Inputs (Level 2)
Stockholders’ Equity:
Representative Shares
Total
Assets:
U.S. Mutual Fund held in Trust Account
Total
Liabilities:
Warrant Liability
Total
Significant Other Unobservable Inputs (Level 3)
Stockholders’ Equity:
Representative Shares		2,024,463
Total		$ 2,024,463
Assets:
U.S. Mutual Fund held in Trust Account
Total
Liabilities:
Warrant Liability	161,359
Total	161,359
Quoted Prices In Active Markets (Level 1)
Assets:
U.S. Mutual Fund held in Trust Account	133,007,230
Total	133,007,230
Liabilities:
Warrant Liability
Total